Cash, Cash Equivalents and Investments (Tables)	12 Months Ended
Feb. 28, 2018
Cash and Cash Equivalents [Abstract]
Components of Cash, Cash Equivalents and Investments
The components of cash, cash equivalents and investments by fair value level as at February 28, 2018 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash
Bank balances	$169	$—	$—	$—	$169	$169	$—	$—	$—
Other investments	35	—	—	—	35	—	—	35	—
	204	—	—	—	204	169	—	35	—
Level 1:
Equity securities	10	—	(8)	—	2	—	2	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	332	—	—	—	332	—	293	—	39
Bankers’ acceptances	211	—	—	—	211	211	—	—	—
Commercial paper	426	—	—	—	426	231	195	—	—
Non-U.S. promissory notes	227	—	—	—	227	102	125	—	—
Non-U.S. government sponsored enterprise notes	200	—	—	—	200	15	185	—	—
Non-U.S. treasury bills/notes	284	—	—	—	284	50	234	—	—
U.S. treasury bills/notes	448	—	(1)	—	447	38	409	—	—
	2,128	—	(1)	—	2,127	647	1,441	—	39
Level 3:
Corporate notes/bonds	1	—	—	—	1	—	—	1	—
Auction rate securities	20	2	—	(3)	19	—	—	19	—
	21	2	—	(3)	20	—	—	20	—
	$2,363	$2	$(9)	$(3)	$2,353	$816	$1,443	$55	$39

The components of cash, cash equivalents and investments by fair value level as at February 28, 2017 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash and Cash Equivalents
Bank balances	$218	$—	$—	$—	$218	$216	$—	$—	$2
Other investments	34	—	—	—	34	—	—	34	—
	252	—	—	—	252	216	—	34	2
Level 1:
Equity securities	10	—	(5)	—	5	—	5	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	242	—	—	—	242	143	50	—	49
Bankers’ acceptances	125	—	—	—	125	125	—	—	—
Commercial paper	274	—	—	—	274	212	62	—	—
Non-U.S. promissory notes	117	—	—	—	117	38	79	—	—
Non-U.S. government sponsored enterprise notes	49	—	—	—	49	—	49	—	—
Non-U.S. treasury bills/notes	300	—	—	—	300	—	300	—	—
U.S. treasury bills/notes	315	—	(1)	—	314	—	99	215	—
	1,422	—	(1)	—	1,421	518	639	215	49
Level 3:
Corporate notes/bonds	1	—	—	—	1	—	—	1	—
Auction rate securities	20	2	—	(3)	19	—	—	19	—
	21	2	—	(3)	20	—	—	20	—
	$1,705	$2	$(6)	$(3)	$1,698	$734	$644	$269	$51

Contractual Maturities of Available-for-Sale Investments
The contractual maturities of available-for-sale investments as at February 28, 2018 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$2,128	$2,127
Due in one to five years	1	1
Due after five years	17	19
No fixed maturity	10	2
	$2,156	$2,149